ACCOUNTS RECEIVABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Derivative assets	$143	$33
Accounts receivable(1) - net of expected credit loss of $99 million (December 31, 2021 - $112 million)	518	852
Restricted cash and deposits	640	331
Prepaid expenses	287	367
Inventory	248	574
Other current assets	206	119
Total accounts receivable and other	$2,042	$2,276
(1)See Note 29, Related Parties, for further discussion.